Off-balance Sheet Commitments - Schedule of Off-balance Sheet Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Total commitments	$ 1,244
Threshold percentage of ownership in outstanding common stock to enact indemnification agreement	50.00%
Revenues	$ 41,505	$ 755	$ 19,171
Lease potential obligations	$ 21,400
Lease Remaining Period	13 years
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 67
It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,177
Voting Agreement with Cibus [Member]
Disclosure of contingent liabilities [line items]
Revenues	25,000
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	355
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	67
Less than One Year [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	288
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	889
1-3 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
1-3 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	889
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 0